Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Accrued interest related to the convertible notes purchased by the founder	$ 200,000	$ 600,000
Convertible notes owned by the founder	$ 0	11,800,000
Convertible notes accrued interest rate	5.00%
Cox Automotive [Member]
Related Party Transaction [Line Items]
Revenue from related parties		100,000
Accounts receivable outstanding amount	$ 0	$ 0
Maximum [Member] | Cox Automotive [Member]
Related Party Transaction [Line Items]
Revenue from related parties	$ 100,000